Expense Example - American Century Capital Portfolios Prospectus	Aug. 01, 2026 USD ($)
EQUITY INCOME FUND | EQUITY INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,166
EQUITY INCOME FUND | EQUITY INCOME FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
EQUITY INCOME FUND | EQUITY INCOME FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	751
EQUITY INCOME FUND | EQUITY INCOME FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	935
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	1,946
EQUITY INCOME FUND | EQUITY INCOME FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	613
Expense Example, with Redemption, 5 Years	1,053
Expense Example, with Redemption, 10 Years	2,078
EQUITY INCOME FUND | EQUITY INCOME FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,734
EQUITY INCOME FUND | EQUITY INCOME FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
EQUITY INCOME FUND | EQUITY INCOME FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	751
EQUITY INCOME FUND | EQUITY INCOME FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,026
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	787
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,137
Expense Example, with Redemption, 10 Years	1,816
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,950
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	1,601
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	787
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
MID CAP VALUE FUND | MID CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
MID CAP VALUE FUND | MID CAP VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	966
MID CAP VALUE FUND | MID CAP VALUE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	787
MID CAP VALUE FUND | MID CAP VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	943
Expense Example, with Redemption, 5 Years	1,212
Expense Example, with Redemption, 10 Years	1,978
MID CAP VALUE FUND | MID CAP VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,110
MID CAP VALUE FUND | MID CAP VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,767
MID CAP VALUE FUND | MID CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	966
MID CAP VALUE FUND | MID CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	787
MID CAP VALUE FUND | MID CAP VALUE FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,340
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,108
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,273
Expense Example, with Redemption, 10 Years	2,105
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,899
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,340
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,108
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,273
Expense Example, with Redemption, 10 Years	2,105
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	2,237
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,899
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,108
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
VALUE FUND | VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,208
VALUE FUND | VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	974
VALUE FUND | VALUE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	794
VALUE FUND | VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	942
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	1,984
VALUE FUND | VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,069
Expense Example, with Redemption, 10 Years	2,117
VALUE FUND | VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,774
VALUE FUND | VALUE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	974
VALUE FUND | VALUE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	$ 794